Shareholders' Equity - Additional Information - Equity (Detail) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions											1 Months Ended	12 Months Ended
	Dec. 21, 2018 EUR (€)	Dec. 21, 2018 USD ($)	Dec. 20, 2018 $ / shares shares	Feb. 15, 2018 EUR (€)	Feb. 15, 2018 USD ($)	Feb. 13, 2018 $ / shares € / shares shares	Jan. 23, 2017 EUR (€)	Jan. 23, 2017 USD ($) $ / shares	May 26, 2016 USD ($) $ / shares shares	May 06, 2016	Jan. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 EUR (€) shares		Dec. 31, 2016 EUR (€) shares		Dec. 31, 2018 USD ($) shares	Jun. 01, 2017 shares	Jan. 23, 2017 EUR (€) shares	May 24, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split										0.5556
Aggregate purchase price												€ 50,713		€ 74,738	[1]	€ 50,547	[1]
Initial public offering [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares issued | shares																					5,500,000
Issue price per share | $ / shares									$ 10.0
Aggregate purchase price | $									$ 53.3
Over allotment option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares issued | shares									639,926
Incyte Corporation [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares issued | shares												3,200,000						3,200,000	3,200,000	3,200,000
Issue price per share | $ / shares								$ 25.0
Aggregate purchase price							€ 74,700	$ 80.0			$ 80.0
Proceeds from net of issuance costs							74,400
Issuance costs																				€ 200
Change in fair value asset and discount on share							1,100
Foreign currency translation							400
Increased capital							300
Increased premium							€ 73,400
Purchase price | $ / shares													$ 25.0
Investors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue price per share | € / shares						€ 0.09
Aggregate purchase price				€ 44,800	$ 55.8
Common shares issued | shares						3,099,997
Purchase price | $ / shares						€ 18.0
Regeneron Pharmaceuticals, INC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate purchase price	€ 13,100	$ 15.0
Common shares issued | shares			600,000
Purchase price | $ / shares			$ 25.0
Total proceeds received												€ 13,100	$ 15.0
Aggregate value of common shares issued												6,000						$ 6.9
Gain on litigation settlement												€ 7,100	$ 8.1
Ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares fully issued and paid | shares												23,358,977		19,429,848		16,085,851		23,358,977

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.